Schedule of basic and diluted earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss from continuing operations	$ (17,637,783)	$ (8,434,781)	$ (25,007,905)
Less: Net (loss) income attributable to noncontrolling interest from continuing operations	(34,287)	3,377	(65,124)
Net loss attributable to common shareholders, basic	$ (17,603,496)	$ (8,438,158)	$ (24,942,781)
Weighted average number of shares outstanding, Basic	32,459,921	22,900,631	12,029,656
Weighted average number of shares outstanding, Diluted	32,459,921	22,900,631	12,029,656
Loss per share, basic	$ (0.54)	$ (0.37)	$ (2.07)
Loss per share, diluted	$ (0.54)	$ (0.37)	$ (2.07)
Net income/(loss) attributable to common shareholders, basic	$ 2,246,340	$ (1,601,323)	$ 58,659
Weighted average number of shares outstanding, basic	32,459,921	22,900,631	12,029,656
Weighted average number of shares outstanding, diluted	32,459,921	22,900,631	12,029,656
Earnings/ (loss) per share, basic	$ 0.07	$ (0.07)	$ 0.00
Earnings/ (loss) per share, diluted	$ 0.07	$ (0.07)	$ 0.00